Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TIFF Investment Program
Entity Central Index Key	0000916622
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000017543
Shareholder Report [Line Items]
Fund Name	TIFF Multi-Asset Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TIFF Multi-Asset Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tipfunds.org. You can also request this information by contacting us at 800-984-0084.
Additional Information Phone Number	800-984-0084
Additional Information Website	www.tipfunds.org
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TIFF Multi-Asset Fund	$61	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.17% [1]
AssetsNet	$ 1,413,154,405
Holdings Count | Holding	1,420
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025) Total Net Assets$1,413,154,405 # of Portfolio Holdings1,420 Portfolio Turnover Rate136%
Holdings [Text Block]

 Country Allocation (% of Net Assets)

Value	Value
United States	87.5%
Canada	5.9%
South Korea	1.7%
France	1.4%
United Kingdom	1.2%
South Africa	0.8%
Taiwan	0.7%
Denmark	0.7%
Germany	0.5%
Others	5.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Value	Value
FIXED INC CLEARING CORP.REPO, 1.360%, due 07/01/25	8.1%
Financial Select Sector SPDR Fund	4.2%
NVIDIA Corp.	3.8%
Helikon Long Short Equity Fund ICAV	2.4%
Microsoft Corp.	2.3%
Voloridge Trading Aggressive Fund	2.3%
Apple, Inc.	2.2%
Meta Platforms, Inc., A	2.2%
Amazon.com, Inc.	2.1%
Vanguard Financials ETF	1.9%

[1]	Annualized